Income tax expense (Tables)	12 Months Ended
Jun. 30, 2021
Income tax expense
Schedule of income tax expense

	2021	2020	2019
	£’000	£’000	£’000
Current tax:
Current tax on loss/profit for the year(1)	(3,972)	551	(498)
Adjustment in respect of previous years	490	(598)	229
Foreign tax	(688)	(942)	(214)
Total current tax expense	(4,170)	(989)	(483)
Deferred tax:
US deferred tax:
Origination and reversal of temporary differences	3,831	4,591	(3,452)
Re-measurement of US deferred tax asset(2)	(66,561)	(3,916)	—
Adjustment in respect of previous years	973	(1,150)	776
Total US deferred tax expense (note 17)	(61,757)	(475)	(2,676)
UK deferred tax:
Origination and reversal of temporary differences	9,762	2,452	(5,515)
Adjustment in respect of previous years	(800)	512	79
Impact of change in UK corporation tax rate(2)	(11,224)	(3,915)	—
Total UK deferred tax expense (note 17)	(2,262)	(951)	(5,436)
Total deferred tax expense	(64,019)	(1,426)	(8,112)
Total income tax expense	(68,189)	(2,415)	(8,595)

Schedule of reconciliation of the total income tax expense

	2021	2020	2019
	£’000	£’000	£’000
(Loss)/profit before income tax	(24,027)	(20,818)	27,476
Loss/(profit) before tax multiplied by weighted average US federal corporate income tax rate of 21.0% (2020: 21.0%; 2019: 21.0%)	5,046	4,372	(5,770)
Tax effects of:
Adjustment in respect of previous years	663	(1,236)	1,085
Difference in tax rates on non-US operations	216	26	63
Recognition of UK R&D tax claims in respect of previous years	—	537	—
Foreign exchange (losses)/gains on US dollar denominated tax basis	(3,146)	735	1,311
(Expenses not deductible for tax purposes)/income not taxable	(526)	757	(845)
Impact of change in UK Corporation tax rate(2)	(77,785)	—	—
Unrealized foreign exchange gains/(losses) not taxable in the US	7,343	(3,690)	(2,248)
Re-measurement of foreign tax credit US deferred tax asset	—	(3,916)	(2,191)
Total income tax expense	(68,189)	(2,415)	(8,595)

Schedule of amounts relating to tax recognized directly in other comprehensive income

	2021	2020	2019
	£’000	£’000	£’000
US deferred tax (note 17)	3,395	422	(2,208)
UK deferred tax (note 17)	(1,947)	1,479	2,842
Total deferred tax	1,448	1,901	634
Current tax(1)	(2,017)	(1,799)	(1,900)
Total income tax (expense)/credit recognized in other comprehensive income	(569)	102	(1,266)
(1)	Tax payable has arisen in the year due to the impact of the UK anti-hybrid legislation which has resulted in the temporary disallowance of costs. The disallowed costs have been carried forward as losses which are forecast to be utilised in future periods.

10Income tax expense (continued)

(2)	During the fourth quarter of the year ended 30 June 2021, the UK Corporation tax rate increase from 19% to 25%, effective April 2023, was substantively enacted, necessitating a remeasurement of the existing UK deferred tax liability position. This resulted in a non-cash deferred tax charge of £11,224,000 in the period. Furthermore, given the current US federal corporate income tax rate of 21%, we expect future US tax liabilities to be sheltered by future foreign tax credits arising from UK tax paid. Consequently, we have written down the existing US deferred tax asset, on the basis it is no longer expected to give rise to a future economic benefit. This has resulted in a further non-cash deferred tax charge of £66,561,000 in the period. Future increases in the US federal corporate income tax rate could result in a reversal of the US deferred tax asset write down.